INTANGIBLE ASSETS AND GOODWILL - Key Assumptions of Goodwill Impairment (Details) - Goodwill	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Period of cash flows used in long-term growth estimate of value in use	75 years	75 years
Pipelines
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
After-tax discount rate	6.50%
Long-term growth rate	1.30%
Increase in after-tax discount rate	2.90%
Facilities
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
After-tax discount rate	6.40%
Long-term growth rate	1.80%
Increase in after-tax discount rate	4.10%
Marketing & New Ventures
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
After-tax discount rate	8.90%
Long-term growth rate	1.90%
Increase in after-tax discount rate	2.50%